Prospectus Supplement — September 30, 2011
to the Prospectuses listed below, each as supplemented
Fund	Prospectuses Dated
Columbia Global Equity Fund	12/30/2010
Effective September 30, 2011, the Fund compares its performance to the net dividends (Net) version of the Morgan Stanley Capital International (MSCI) All Country World Index rather than to the gross dividends (Gross) version currently reflected in the Fund’s prospectuses. Accordingly, the average annual total returns tables in the “Past Performance” sections of the Fund’s prospectuses are hereby replaced with the following and should be retained with the current prospectus for the Fund for future reference.
Columbia Global Equity Fund | Class A, B, C, I, R, R4, R5 and W Shares
The average annual total returns table in the “Past Performance” section of the prospectus for Class A, Class B, Class C, Class I, Class R, Class R4, Class R5 and Class W shares is hereby replaced with the following:
Average Annual Total Returns (after applicable sales charges) (for periods ended December 31, 2010)
Average Annual Total Returns Columbia Global Equity Fund Class A, B, C, I, R, R4, R5 and W Shares	Column	Label		Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	5 years	10 years	Since inception	Inception Date
before taxes Class A	Columbia Global Equity Fund:	Class A — before taxes			7.03%	1.62%	1.05%
before taxes Class B	Columbia Global Equity Fund:	Class B — before taxes			7.85%	1.68%	0.86%
before taxes Class C	Columbia Global Equity Fund:	Class C — before taxes			11.84%	2.05%	0.85%
before taxes Class I	Columbia Global Equity Fund:	Class I — before taxes			14.00%			1.29%	Aug. 01, 2008
before taxes Class R	Columbia Global Equity Fund:	Class R — before taxes			14.02%			(0.59%)	Dec. 11, 2006
before taxes Class R4	Columbia Global Equity Fund:	Class R4 — before taxes			13.77%	3.03%	1.84%
before taxes Class R5	Columbia Global Equity Fund:	Class R5 — before taxes			14.15%			(0.11%)	Dec. 11, 2006
before taxes Class W	Columbia Global Equity Fund:	Class W — before taxes			13.55%			(0.33%)	Dec. 01, 2006
after taxes on distributions Class A	Columbia Global Equity Fund:	Class A — after taxes on distributions			7.11%	1.41%	0.92%
after taxes on distributions and redemption of fund shares Class A	Columbia Global Equity Fund:	Class A — after taxes on distributions and redemption of fund shares			4.77%	1.27%	0.82%
Morgan Stanley Capital International (MSCI) All Country World Index (Net)		Morgan Stanley Capital International (MSCI) All Country World Index (Net)	[1]	(reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes)	12.67%	3.44%	3.20%
Morgan Stanley Capital International (MSCI) All Country World Index (Net) Since Inception, 2008-08-01								0.79%	Aug. 01, 2008
Morgan Stanley Capital International (MSCI) All Country World Index (Net) Since Inception, 2006-12-11								(0.22%)	Dec. 11, 2006
Morgan Stanley Capital International (MSCI) All Country World Index (Net) Since Inception, 2006-12-01								0.05%	Dec. 01, 2006
MSCI All Country World Index (Gross)		MSCI All Country World Index (Gross)	[1]	(reflects no deduction for fees, expenses or taxes)	13.21%	3.98%	3.69%
MSCI All Country World Index (Gross) Since Inception, 2008-08-01								1.33%	Aug. 01, 2008
MSCI All Country World Index (Gross) Since Inception, 2006-12-11								0.31%	Dec. 11, 2006
MSCI All Country World Index (Gross) Since Inception, 2006-12-01								0.58%	Dec. 01, 2006
Lipper Global Funds Index		Lipper Global Funds Index		(reflects no deduction for fees or taxes)	13.39%	3.47%	3.22%
Lipper Global Funds Index Since Inception, 2008-08-01								2.24%	Aug. 01, 2008
Lipper Global Funds Index Since Inception, 2006-12-11								0.12%	Dec. 11, 2006
Lipper Global Funds Index Since Inception, 2006-12-01								0.43%	Dec. 01, 2006
[1]	On September 30, 2011, the MSCI All Country World Index (Net) replaced the MSCI All Country World Index (Gross) as the Fund's primary benchmark. The Fund's investment manager made this recommendation to the Fund's Board because the investment manager believes that the Net version better reflects how dividends paid to the Fund on foreign securities generally are treated for tax purposes and, therefore, provides a more appropriate basis for comparing the Fund's performance. Information on both versions of the index will be included for a one-year transition period. Thereafter, only the Net version will be included.

Fund performance information prior to March 7, 2011 represents that of the Fund as a series of RiverSource Global Series, Inc., a Minnesota corporation. The Fund was reorganized into a series of Columbia Funds Series Trust II, a Massachusetts business trust, on that date.